Summary of the movements in the carrying value of right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Balance as at the beginning of the year		₨ 200,760	₨ 229,710
Additions		13,548	33,399
Deletions			(5,705)
Depreciation (Refer note 13)		(54,271)	(56,649)
Effects of movements in foreign exchange rates			5
Balance as at the end of the year	$ 1,920	160,037	200,760
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance as at the beginning of the year		189,893	229,710
Additions			21,626
Deletions			(5,705)
Depreciation (Refer note 13)		(49,923)	(55,743)
Effects of movements in foreign exchange rates			5
Balance as at the end of the year		139,969	189,893
Others [Member]
IfrsStatementLineItems [Line Items]
Balance as at the beginning of the year		10,867
Additions		13,548	11,773
Deletions
Depreciation (Refer note 13)		(4,347)	(906)
Effects of movements in foreign exchange rates
Balance as at the end of the year		₨ 20,068	₨ 10,867